Subordinated Borrowings - Additional Information (Detail) - Fixed to floating subordinated notes [member] € in Millions	Apr. 25, 2024 EUR (€)
Disclosure of subordinated liabilities [Line Items]
Debt instrument principal amount of debt redeemed	€ 700
Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Debt instrument principal amount of debt redeemed	€ 700